CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Research and development expenses, net	$ 14,271	$ 12,349	$ 10,008
General and administrative expenses	5,763	4,972	3,924
Operating loss	20,034	17,321	13,932
Finance income, net	926	119	86
Net loss	19,108	17,202	13,846
Comprehensive loss	$ 19,108	$ 17,202	$ 13,846
Loss per share:
Net loss per ordinary share - Basic	$ 3.37	$ 4.14	$ 9.01
Net loss per ordinary share - Diluted	$ 3.37	$ 4.14	$ 9.01
Weighted average number of ordinary shares outstanding - Basic	5,671,786	4,159,870	1,537,060
Weighted average number of ordinary shares outstanding - Diluted	5,671,786	4,159,870	1,537,060